21. Financial Risk Management - Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2018 $ / € Kč / €	Dec. 31, 2017 $ / € Kč / €	Dec. 31, 2016 $ / € Kč / €
CZK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average rate | Kč / €	0.03899	0.03799	0.03699
Spot rate | Kč / €	0.03887	0.03916	0.03701
USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average rate | $ / €	0.84674	0.88519	0.90404
Spot rate | $ / €	0.87336	0.83382	0.94868